Subsequent Events (Details)				1 Months Ended		3 Months Ended		12 Months Ended
	May 10, 2025 $ / shares	Jan. 31, 2025 $ / shares shares	Jan. 08, 2025 shares	Mar. 31, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 19, 2025 $ / shares shares	Feb. 01, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Feb. 09, 2024 $ / shares
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001						$ 0.0001
Percentage of outstanding equity						98.00%
Warrant price per share (in Dollars per share)								1.5
Exercise price per share (in Dollars per share)				1.5		$ 1.5		$ 1.5
Aggregate shares (in Shares) | shares		283,333
Net proceeds | $						$ 367,000
Gross proceeds | $						$ 2,409,000	$ 1,395,000
Legal fees | $								$ 230,000
Combined purchase price per share (in Dollars per share)				$ 0.516		$ 0.516
Net proceeds issuance | $						$ 4,563,552
Issuance of common stock | $				$ 6,000		6,000		5,000		$ 3,000
Cash consideration (in Dollars) | $									$ 24,000,000
Cash deposit				$ 931,000		$ 931,000		$ 656,000		$ 420,000				$ 143,759	$ 200,000
Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)				$ 1.5		$ 1.5		$ 1.5
Aggregate shares (in Shares) | shares						6,866,856
Combined purchase price per share (in Dollars per share)				$ 0.4		$ 0.4
Merger Agreement [Member]
Subsequent Events [Line Items]
Percentage of outstanding equity						2.00%
Captus GP [Member]
Subsequent Events [Line Items]
Cash deposit								$ 704,641					$ 1,000,000
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares						844,245		196,720	196,720	112,508
Common stock issued for vesting of RSUs (in Shares) | shares						4,083,300
Captus Acquisition Transaction [Member]
Subsequent Events [Line Items]
Proceeds related | $						$ 1,263,000
Share Issuances [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares) | shares						1,525,535
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares) | shares					350,000
Net proceeds | $					$ 2,336,000
Net proceeds issuance | $					4,563,552
Monthly payments | $					$ 12,500
Share issued for consulting agreement (in Shares) | shares					283,333
Number of machines purchased				1,900
Purchase price | $				$ 608,000
Issuance of common stock | $				100,000		$ 100,000
Cash payment | $				558,000
Cash payment due | $				608,000
Issuance of common stock outstanding | $				$ 100,000		$ 100,000
Cash deposit | $												$ 200,000
Common stock issued for vesting of RSUs (in Shares) | shares			4,083,003
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)	$ 1.5
Exercise price per share (in Dollars per share)	1.5
Warrants purchase price (in Dollars per share)	1.5
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Common Stock Warrant to issue (in Shares) | shares											6,000,000
Common stock warrant purchase (in Shares) | shares											6,000,000
Common stock share price (in Dollars per share)											$ 0.5
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares					591,155
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	1.5
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 0.55
Class A Common Stock [Member]
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)				$ 0.0001		$ 0.0001
Common stock, voting rights						one
Class A Common Stock [Member] | ABTC [Member]
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)				0.0001		$ 0.0001
Class B Common Stock [Member]
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)				0.0001		$ 0.0001
Common stock, voting rights						10,000
Class B Common Stock [Member] | ABTC [Member]
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)				0.0001		$ 0.0001
Class C Common Stock [Member]
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)				0.0001		0.0001
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)				$ 0.00001		$ 0.00001
Aggregate shares (in Shares) | shares		350,000				1,061,476
Gross proceeds | $						$ 670,000		$ 670,000
Legal fees | $						$ 75,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate price per share (in Dollars per share)		$ 0.00001			$ 0.00001
Exercise price per share (in Dollars per share)		1.5			$ 1.5
Aggregate shares (in Shares) | shares					6,941,856
Contributed capital | $					$ 2,820,000
Gross proceeds | $					2,150,000
Legal fees | $					$ 75,000
Combined purchase price per share (in Dollars per share)		$ 0.516			$ 0.516
Common Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase (in Shares) | shares		6,941,856			6,941,856
Combined purchase price per share (in Dollars per share)		$ 0.4			$ 0.4